Consolidated statements of changes in equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrants [Member]	Total Reserves [Member]	Deficit [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 127,022,366	$ 16,973,984	$ 715,968	$ 17,689,952	$ (76,127,168)	$ 68,585,150
Beginning Balance (in shares) at Dec. 31, 2019	111,726,719
IfrsStatementLineItems [Line Items]
Share-based payments		1,784,500		1,784,500		1,784,500
Private placements, net of share issue costs	$ 3,850,209					3,850,209
Private placements, net of share issue costs (in shares)	8,609,658
Shares issued for cash on exercise of stock options	$ 158,090					158,090
Shares issued for cash on exercise of stock options (in shares)	188,000
Fair value of cash stock options transferred to share capital	$ 51,980	(51,980)		(51,980)
Shares issued on cashless exercise of stock options
Shares issued on cashless exercise of stock options (in shares)	105,877
Share issue costs on cashless exercise of options	$ (40,157)					(40,157)
Share issue costs	(40,990)					(40,990)
Fair value of cashless stock options transferred to share capital	178,480	(178,480)		(178,480)
Warrants exercised	$ 10,000					10,000
Warrants exercised (in shares)	20,000
Total comprehensive loss for the year					(3,129,368)	(3,129,368)
Ending balance, value at Dec. 31, 2020	$ 131,189,978	18,528,024	715,968	19,243,992	(79,256,536)	71,177,434
Ending Balance (in shares) at Dec. 31, 2020	120,650,254
IfrsStatementLineItems [Line Items]
Share-based payments		1,870,800		1,870,800		1,870,800
Private placements, net of share issue costs	$ 11,610,581					11,610,581
Private placements, net of share issue costs (in shares)	15,846,154
Warrant liability	$ (2,371,174)					(2,371,174)
Finders’ warrants issued pursuant to private placement	(130,731)	130,731		130,731
Shares issued for cash on exercise of stock options	$ 564,750					564,750
Shares issued for cash on exercise of stock options (in shares)	725,000
Fair value of cash stock options transferred to share capital	$ 177,250	(177,250)		(177,250)
Total comprehensive loss for the year					(2,668,254)	(2,668,254)
Ending balance, value at Dec. 31, 2021	$ 141,040,654	20,352,305	715,968	21,068,273	(81,924,790)	80,184,137
Ending Balance (in shares) at Dec. 31, 2021	137,221,408
IfrsStatementLineItems [Line Items]
Share-based payments		1,478,100		1,478,100		1,478,100
Total comprehensive loss for the year					(11,846,560)	(11,846,560)
Ending balance, value at Dec. 31, 2022	$ 141,040,654	$ 21,830,405	$ 715,968	$ 22,546,373	$ (93,771,350)	$ 69,815,677
Ending Balance (in shares) at Dec. 31, 2022	137,221,408